SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals)	12 Months Ended
	Dec. 31, 2015 USD ($) OperatingSegment ReportingSegment	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Interest-earning time deposits	$ 1,685,000	$ 2,021,970
Federal Home Loan Bank of Chicago (FHLB) stock	1,747,763	2,887,763
Federal Reserve Bank stock	$ 1,676,700	1,676,700
Number of operating segments | OperatingSegment	1
Number of reportable segments | ReportingSegment	1
Federal Reserve Bank
Summary Of Significant Accounting Policies [Line Items]
Reserve balances in cash or on deposit	$ 10,438,000	$ 6,575,000